Subsequent Events (Details) - USD ($)	Oct. 11, 2016	Sep. 30, 2016	Apr. 30, 2016	Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo)
Subsequent Event
Outstanding borrowing amount		$ 124,000,000		$ 74,000,000
Subsequent event | Centennial Resource Production, LLC (Centennial OpCo)
Subsequent Event
Cash on hand	$ 100,000,000
Subsequent event | Centennial Resource Developement Inc. (formerly Silver Run Acquisition Corporation) | Centennial Resource Production, LLC (Centennial OpCo)
Subsequent Event
Ownership (as a percent)	89.00%
Subsequent event | Centennial Resource Developement Inc. (formerly Silver Run Acquisition Corporation) | Centennial Resource Production, LLC (Centennial OpCo) | Centennial Contributors
Subsequent Event
Ownership (as a percent)	11.00%
Cash contributed	$ 1,186,744,348
Membership units retained	20,000,000
Revolving credit facility | Centennial Resource Production, LLC (Centennial OpCo)
Subsequent Event
Current borrowing capacity			$ 140,000,000
Outstanding borrowing amount		124,000,000
Revolving credit facility | Subsequent event | Centennial Resource Production, LLC (Centennial OpCo)
Subsequent Event
Current borrowing capacity	$ 200,000,000	$ 140,000,000
Outstanding borrowing amount	$ 0
Revolving credit facility | LIBOR | Centennial Resource Production, LLC (Centennial OpCo)
Subsequent Event
Interest rate	2.25%
Revolving credit facility | LIBOR | Subsequent event | Centennial Resource Production, LLC (Centennial OpCo)
Subsequent Event
Interest rate	3.25%